LEASES (Details 2)	12 Months Ended
Dec. 31, 2024 USD ($)
Write Off Ev Related Assets
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	702,000
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating leases	1 year 1 month 6 days
Weighted-average discount rate - operating leases	8.00%